UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

Commission File Number 000-19879

NOTIFICATION OF LATE FILING

(Check One):	[ ] Form 10-K and Form 10-KSB [ ] Form 11-K [ ] Form 20-F [X] Form 10-Q and Form 10-QSB [ ] Form 10-D [ ] Form N-SAR [ ] Form N-CSR

For Period Ended: June 30, 2007

[  ] Transition Report on Form 10-K and Form 10-KSB

[  ] Transition Report on Form 20-F

[  ] Transition Report on Form 11-K

[  ] Transition Report on Form 10-Q and Form 10-QSB

[  ] Transition Report on Form N-SAR

For Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I – REGISTRANT INFORMATION

BIOSPECIFICS TECHNOLOGIES CORP.

Full Name of Registrant

35 Wilbur Street

Address of Principal Executive Office (Street and Number)

Lynbrook, NY 11563

City, State and Zip Code

PART II – RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ]	(b)	The subject annual report, semi-annual report, transition report on Form 10-K or Form 10-KSB, Form

20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or Form 10-QSB, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III – NARRATIVE

State below in reasonable detail why Form 10-K or 10-KSB, 20-F, 11-K, 10-Q or 10-QSB, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The Registrant, a small business issuer with limited resources, has been behind in filing its periodic reports since 2003. In an effort to become current the company has focused its attention and resources on completing its past due financial audits and filing a comprehensive Form 10-KSB covering the fiscal years ended 2003, 2004 and 2005. As a result, the Registrant is unable to file its Form 10-QSB for the second fiscal quarter of 2007 within the prescribed time period without unreasonable effort or expense. The Registrant is currently preparing its past due periodic reports for filing with the SEC.

PART IV – OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Thomas L. Wegman (President)	(516)	593-7000
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[ ] Yes                                [X] No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[ ]  Yes                                [X] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

BIOSPECIFICS TECHNOLOGIES CORP.

 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 24, 2007	By:	/s/ Thomas L. Wegman
	Name:	Thomas L. Wegman
	Title:	President